CONSOLIDATED STATEMENTS OF PREFERRED STOCK AND SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other comprehensive loss, taxes	$ 401	$ 880	$ (308)
Exercise of share options, income tax benefit	$ 0	$ 0	$ 0